Other operating results - Additional Information (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 USD ($)	Jul. 26, 2021 EUR (€)
Disclosure of subsidiaries [line items]
Re-equilibrium of concession agreements, net of tax	$ 25,473		$ 33,185
Contribution to strengthen airport system	$ 11,968	€ 10.0
Allowance as percent of net salary	50.00%	50.00%
Maximum amount of number of minimum vital salaries | item	2	2
Re-equilibrium reversal	$ 3,074		3,450
Italian grant approved | €				€ 800.0
Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of subsidiaries [line items]
Percentage of total revenues of the concession assigned to government	15.00%	15.00%
Percentage of revenues destined to fund the investments commitments	2.50%	2.50%
Toscana Aeroporti S.p.A.
Disclosure of subsidiaries [line items]
Compensation determined	$ 10,900	€ 9.5
Brasilia Concession Agreement
Disclosure of subsidiaries [line items]
Reconstitution through compensation of the concession fee payable	22,636
Reconstitution through compensation of the concession fee payable, net of tax			29,867
Re-equilibrium reversal	3,074
Natal Concession Agreement
Disclosure of subsidiaries [line items]
Reconstitution through compensation of the concession fee payable	2,837
Reconstitution through compensation of the concession fee payable, net of tax			$ 3,318
Re-equilibrium reversal	$ 376